Prepayments and other current assets, net - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Provision for prepayments and other current assets	$ 0	$ 0	$ 185